SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
18.	SHARE BASED COMPENSATION

2011 Share Incentive Plan

On February 1, 2011, the Board of Directors approved the Company 2011 Share Incentive Plan (‘‘2011 Plan’’). The 2011 Plan provides for the grant of options, restricted shares, and other share-based awards.

The Group recognized compensation cost on the share options to employees under 2011 Plan on a straight-line basis over the requisite service period. The options granted during 2012 and 2013 vest ratably over 48 months and the options granted during 2014 vest on the first anniversary of the date of grant.

On July 27, 2015, the Board of Directors approved to grant 28,841,700 Restricted Share Units ("RSUs") awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary share at the time the award vests with zero exercise price. The issued RSUs will vest 50%, and 50%, respectively, on the each anniversary of the grant date. The Group recognizes share-based compensation cost on the RSUs on a straight-line basis over the 2 years from the grant date.

On September 1, 2015, the Board of Directors approved that all 3,312,618 unvested options and 28,639,900 RSUs granted under 2011 Plan became vested and exercisable as of September 1, 2015. Meanwhile, the Board of Directors also approved that the all vested and accelerated vested options and RSUs shall be exercised within 2 years from the acceleration date, i.e. September 1, 2017.

On July 1, 2016, under the 2011 Plan, the Board of Directors approved to grant 32,028,700 share options with exercise price of $0.20 per share to its employees and managements.

On July 1, 2016, the Board of Directors also approved to grant 10,430,000 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary share at the time the award vests with zero exercise price. The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS. The Group recognizes share-based compensation cost on the RSUs over the 12 months from the grant date.

(a)	Restricted Shares Award Granted to Employees

The following table summarizes the Company’s restricted shares award issued under 2011 Plan:

	Outstanding RSUs
	Number of RSUs	Weighted average grant date fair value (US$)

Unvested as of January 1, 2015	-	-
Granted	28,841,700	0.265
Forfeited and expired	(201,800)	0.265
Vested	28,639,900	0.265

Unvested as of December 31, 2015	-	-

Granted	10,430,000	0.133
Unvested as of December 31, 2016	10,430,000	0.133
Expect to vest as of December 31, 2016	10,430,000	0.133

(b)	Options Granted to Employees

The following table summarizes the Company’s employee share options under 2011 Plan:

Options	Number of Share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate Intrinsic value
		US$	US$	(Years)	US$

Outstanding as of January 1, 2015	39,249,022	0.07	0.11	2.51	3,512,311
Granted	-	-	-	-	-
Forfeited and expired	(1,079,202)	0.02	0.08	-	-
Exercised	(6,866,280)	0.02	0.08	-	-
Outstanding as of December 31, 2015	31,303,540	0.08	0.26	1.34	1,734,975

Granted	32,028,700	0.20	0.10
Exercised	(2,294,208)	0.02	0.10
Outstanding as of December 31, 2016	61,038,032	0.15	0.18	5.62	3,844,310
Vested and expect to vest as of December 31, 2016	61,038,032	0.15	0.18	5.62	3,844,310
Exercisable as of December 31, 2016	29,009,332	0.09	0.27	0.67	3,559,610

Share-based compensation of $4,190,449, nil and $1,097,543 were charged to operating expenses of continuing operations for the years ended December 31, 2014, 2015 and 2016 under 2011 Plan, respectively.

The share-based compensation of $1,571,935, $7,176,600 and nil were charged to operating expenses of discontinued operations for the years ended December 31, 2014, 2015 and 2016, respectively.

On September 1, 2015, the Board of Directors approved that all 3,312,618 unvested options and 28,639,900 RSUs granted under 2011 Plan became vested and exercisable as of September 1, 2015. This was accounted for as a modification. The share-based compensation of $7,503,976 from this modification was one-time charge to operating expenses of discontinued operations for the year ended December 31, 2015.

As all batches of options and RSUs outstanding as of September 1, 2015 were immediately vested on that date, the actual forfeiture rates were trued up, which resulted a reversal of $327,376 share-based compensation in discontinued operations for the year ended December 31, 2015.

The aggregated intrinsic value of stock options outstanding and exercisable as of December 31, 2016 was calculated based on the closing price of the Company’s ordinary shares on December 31, 2016 of $3.76 per ADS (equivalent to $0.21 per ordinary share). The total intrinsic value of stock options exercised during the year ended December 31, 2014, 2015 and 2016 was nil, $1,547,655 and $618,971, respectively.

During the year ended December 31, 2016, share-based compensation of $1,097,543 was charged to operating expenses of continued operations and as of December 31, 2016, there was $3,521,232 of unrecognized share-based compensation cost related to share options and RSUs issued to employees, which are expected to be recognized following the straight-line method over the remaining vesting periods of different tranches, ranging from 0.5 years to 3.5 years.

The fair value of the options granted/modified was estimated on the date of grant/modification with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

	March 15,	April 18,	September 1,	July 1,
	2013	2014	2015	2016

Expected volatility (1)	65%	58%	60.3% - 65.1%	54.8%
Risk-free interest rate (2)	0.90%	1.80%	0.47% - 0.88%	1.46%
Expected dividend yield (3)	nil	nil	nil	nil
Exercise price (4)	$0.2	$0.01	$0.01 -$0.20	$0.20
Fair value of the underlying ordinary shares (5)	$0.0611	$0.059	$0.38	$0.20

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)	Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(5)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

After the Company listed on NASDAQ in April 2015, the closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.

(c)	Ordinary shares to directors and executives

On June 29, 2014, Mr. Xu transferred his 30,372,540 ordinary shares of the Company to certain directors and executives for nil consideration. The ordinary shares were transferred for the purpose of attracting and maintaining these directors and executives without service or performance conditions. All the ordinary shares transferred immediately vested and the estimated fair value per ordinary share was $0.138 on June 29, 2014. The share-based compensation of $4,190,449 was charged to operating expenses of continuing operations for the year ended December 31, 2014.